Loss Per Common Share - Computation of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss	$ (6,825)	$ (2,984)	$ (12,334)	$ (5,636)	$ (12,039)	$ (16,941)
Weighted-average basic and diluted common shares outstanding (in shares)	39,454,821	190,084	39,406,324	179,995	10,119,569	113,418
Loss per share - basic and diluted (in dollars per share)	$ (0.17)	$ (15.70)	$ (0.31)	$ (31.31)	$ (1.19)	$ (149.37)